TRANSACTIONS WITH RELATED PARTIES (Details Textual) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Mar. 31, 2015	Jan. 31, 2015	Mar. 31, 2015
Related Party Transaction [Line Items]
Accrued Liabilities	$ 341,650	$ 174,984	$ 341,650
Industrial Management LLC [Member]
Related Party Transaction [Line Items]
Management Fee, Description			annual cash management fee in an amount equal to the greater of 2% of the Companys annual gross revenues or $1,000,000
Royalty Percentage			75.00%
Preferred Stock, Dividend Rate, Percentage			15.00%
Officer [Member]
Related Party Transaction [Line Items]
Officers' Compensation	35,000	35,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accrued Salaries, Current	$ 385,000	$ 245,000	$ 385,000